Geographic Information - Summary of Revenue and Long-Lived Assets by Geographic Area (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Revenue and long-lived assets by geographical areas [Abstract]
Revenue	$ 56,121	$ 34,957	$ 96,631	$ 67,733	$ 146,490	$ 144,515	$ 92,030
Total long-lived assets					51,805	38,210
United States [Member]
Revenue and long-lived assets by geographical areas [Abstract]
Revenue	$ 51,109	$ 32,347	$ 86,219	$ 62,638	131,571	130,184	81,408
Total long-lived assets					46,759	36,836
Rest of World [Member]
Revenue and long-lived assets by geographical areas [Abstract]
Revenue					14,919	14,331	$ 10,622
Total long-lived assets					$ 5,046	$ 1,374